LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	in USD thousands				in USD thousands				in USD thousands
Composition in 2019
Property	1,552	-	-	1,552	-	135	-	135	-	1,417
Motor vehicles	326	172	(65)	433	-	240	(40)	200	-	233
	1,878	172	(65)	1,985	-	375	(40)	335	-	1,650

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2019	2020
	in USD thousands				in USD thousands				in USD thousands
Composition in 2020
Property	1,552	-	-	1,552	135	135	-	270	1,417	1,282
Motor vehicles	433	-	(37)	396	200	147	(24)	323	233	73
	1,985	-	(37)	1,948	335	282	(24)	593	1,650	1,355

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2019
Property	1,552	-	-	257	127	(272)	1,664
Motor vehicles	326	172	(25)	73	27	(273)	300
	1,878	172	(25)	330	154	(545)	1,964

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2020
Property	1,664	-	-	228	122	(281)	1,733
Motor vehicles	300	-	(20)	22	10	(193)	119
	1,964	-	(20)	250	132	(474)	1,852

Schedule of Composition of Lease Liabilities
	Year ended December 31,
	2019	2020
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Property	53	81
Motor vehicles	149	110
	202	191
Non-current lease liabilities
Property	1,611	1,658
Motor vehicles	151	3
	1,762	1,661
	1,964	1,852

Schedule of Minimum Future Rental Payments
As of December 31, 2020, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases were as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2021	314	105	419
2022	314	22	336
2023	314	-	314
2024	329	-	329
2025-2030	1,868	-	1,868
	3,139	127	3,266